Financial expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expense [line items]
Interest expense	€ (1,026)	€ (665)	€ (615)
Foreign currency losses	(3,131)	(1,453)	(1,568)
Other financial expenses	(571)	(319)	(287)
Total	€ (4,728)	€ (2,437)	€ (2,470)